Allowance for Credit Losses on Loans (Changes in Allowance for Loan Losses, Allowance for Loan Losses and Loans Outstanding Disaggregated on Basis of Impairment Method, by Portfolio Segment) (Detail) - JPY (¥)
¥ in Millions
		6 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period		¥ 816,374	¥ 750,071
Provision (credit) for credit losses on loans		(10,456)	(2,121)
Charge-offs	[1]	(237,898)	(25,880)
Recoveries		3,208	8,299
Net charge-offs		(234,690)	(17,581)
Others	[2]	7,808	(14,621)
Balance at end of period		579,036	715,747
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Charge-offs		(236,000)	(14,000)
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period	[3]	126,606	130,249
Provision (credit) for credit losses on loans	[3]	(21,107)	3,830
Charge-offs	[1],[3]	(1,774)	(12,145)
Recoveries	[3]	376	860
Net charge-offs	[3]	(1,398)	(11,285)
Others	[2],[3]	7,508	(14,621)
Balance at end of period	[3]	111,608	108,172
Corporate | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period		639,190	563,716
Provision (credit) for credit losses on loans		9,617	(6,543)
Charge-offs	[1]	(233,848)	(11,260)
Recoveries		2,233	6,915
Net charge-offs		(231,615)	(4,345)
Others	[2]	300	0
Balance at end of period		417,492	552,828
Retail | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period		50,150	55,790
Provision (credit) for credit losses on loans		1,082	661
Charge-offs	[1]	(2,276)	(2,474)
Recoveries		599	524
Net charge-offs		(1,676)	(1,951)
Others	[2]	0	0
Balance at end of period		49,556	54,500
Sovereign | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period		51	44
Provision (credit) for credit losses on loans		2	(8)
Charge-offs	[1]	0	0
Recoveries		0	0
Net charge-offs		0	0
Others	[2]	0	0
Balance at end of period		52	36
Banks and other financial institutions | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period		377	273
Provision (credit) for credit losses on loans		(50)	(61)
Charge-offs	[1]	0	0
Recoveries		0	0
Net charge-offs		0	0
Others	[2]	0	0
Balance at end of period		¥ 328	¥ 211

[1]	Charge-offs increased by ¥212,018 million from the six months ended September 30, 2024 to ¥237,898 million for the six months ended September 30, 2025 due mainly to a downgrade in obligor rating at a domestic corporate borrower.
[2]	Others includes primarily foreign exchange translation.
[3]	The majority of total foreign consist of corporate.